UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

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2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices)

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Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-272-1977
Date of Fiscal Year End: May 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds:

CCM Alternative Income Fund
The Community Reinvestment Act Qualified Investment Fund

Non-Voting Funds

The Community Reinvestment Act Qualified Investment Fund
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

AG MORTGAGE INVESTMENT TRUST, INC.
Security ID: 001228105 Ticker: MITT
Meeting Date: 02-May-19
1.1	Election of Directors	Management	For
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
AIRCASTLE LIMITED
Security ID: G0129K104 Ticker: AYR
Meeting Date: 17-May-19
1.1	Election of Directors	Management	For
2	Approve Ernst & Young, LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
ARES CAPITAL CORPORATION
Security ID: 04010L103 Ticker: ARCC
Meeting Date: 10-Jun-19
1.1	Election of Directors	Management	For	Voted - For
2	Ratify KPMG LLP as Auditor	Management	For	Voted - For
BLACKSTONE MORTGAGE TRUST, INC.
Security ID: 09257W100 Ticker: BXMT
Meeting Date: 19-Jun-19
1.1	Election of Directors	Management	For
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	Voted - One Year
CLEARWAY ENERGY, INC.
Security ID: 18539C204 Ticker: CWEN
Meeting Date: 01-May-19
1.1	Election of Directors	Management	For
2	Classify the Board of Directors	Management	For	Voted - Against

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
CORPORATE CAPITAL TRUST, INC.
Security ID: 219880101 Ticker: CCT
Meeting Date: 03-Dec-18
1
To approve CCT's adoption of the Agreement and Plan of Merger, dated as of July 22, 2018 (the "Merger Agreement"), by and among CCT, FS Investment Corporation, IC Acquisition, Inc. and FS/KKR Advisor, LLC and the transactions contemplated thereby.
		Management	For	Voted - For
2
To elect Laurie Simon Hodrick as a director of CCT for a term expiring at the earlier of (a) the completion of the mergers contemplated by the Merger Agreement and (b) the 2021 annual meeting of the stockholders of CCT and until her successor is duly elected and qualified.
		Management	For	Voted - For
3	To ratify the appointment of Deloitte & Touche LLP as CCT's independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	Voted - For
DELL TECHNOLOGIES INC.
Security ID: 24703L103 Ticker: DVMT
Meeting Date: 11-Dec-18
1
To adopt the Agreement and Plan of Merger, between Dell Technologies and Teton Merger Sub Inc., dated as of July 1, 2018, as it may be amended from time to time, pursuant to which Teton Merger Sub Inc. will be merged with and into Dell Technologies, and Dell Technologies will continue as the surviving corporation.
		Management	For	Voted - For
2	To adopt the Fifth Amended and Restated Certificate of Incorporation of Dell Technologies.	Management	For	Voted - For
3	To approve, on a non-binding, advisory basis, compensation arrangements with respect to the named executive officers of Dell Technologies related to the Class V transaction.	Management	For	Voted - For
4
To approve, the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to adopt the merger agreement or adopt the amended and restated Company certificate.
		Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EV LIMITED DURATION INCOME FUND
Security ID: 27828H105 Ticker: EVV
Meeting Date: 17-Jan-19
1	Election of Directors: Cynthia E. Frost; Valerie A. Mosley; Scott E. Wennerholm	Management	For	Voted - For
FS INVESTMENT CORPORATION
Security ID: 302635107 Ticker: FSIC
Meeting Date: 03-Dec-18
1
To approve the issuance of Shares pursuant to the Agreement and Plan of Merger, dated as of July 22, 2018 (the "Merger Agreement"), by and among FSIC, Corporate Capital Trust, Inc., IC Acquisition, Inc. and FS/KKR Advisor, LLC ("FS/KKR Advisor").
		Management	For	Voted - For
2	Election of Directors: Todd Builione; Richard Goldstein; Brian R. Ford; Barbara Adams; Jerel A. Hopkins; Frederick Arnold; James H. Kropp	Management	For	Voted - For
3
To authorize flexibility for FSIC, with the approval of FSIC's Board of Directors, to offer and sell Shares during the 12 months following stockholder approval, at a price below the then-current net asset value per share, subject to certain limitations described in the joint proxy statement/prospectus.
		Management	For	Voted - For
4
To approve a new investment advisory agreement, by and between FSIC and FS/KKR Advisor, pursuant to which FSIC's current investment advisor, FS/KKR Advisor, will continue to act as investment adviser to FSIC.
		Management	For	Voted - For
INDEPENDENCE REALTY TRUST, INC.
Security ID: 45378A106 Ticker: IRT
Meeting Date: 14-May-19
1.1	Election of Directors	Management	For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
INVESCO MORTGAGE CAPITAL, INC.
Security ID: 46131B100 Ticker: IVR
Meeting Date: 03-May-19
1.1	Election of Directors	Management	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Amend Omnibus Stock Plan	Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	Voted - For
MFA FINANCIAL, INC.
Security ID: 55272X102 Ticker: MFA
Meeting Date: 22-May-19
1.1	Election of Directors	Management	For	Voted - For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
PATTERN ENERGY GROUP, INC.
Security ID: 70338P100 Ticker: PEGI
Meeting Date: 12-Jun-19
1.1	Election of Directors	Management	For
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
PGIM GLOBAL SHORT DURATION HIGH YIELD FUND, INC.
Security ID: 69346J106 Ticker: GHY
Meeting Date: 08-Mar-19
1.1	Election of Directors	Management	For	Voted - For
SIX FLAGS ENTERTAINMENT CORP.
Security ID: 83001A102 Ticker: SIX
Meeting Date: 01-May-19
1.1	Election of Directors	Management	For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105 Ticker: STWD
Meeting Date: 30-Apr-19
1.1	Election of Directors	Management	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TIPTREE INC.
Security ID: 88822Q103 Ticker: TIPT
Meeting Date: 30-May-19
1.1	Election of Directors	Management	For	Voted - For
2	Ratify Deloitte & Touche LLP as Auditor	Management	For	Voted - For
TWO HARBORS INVESTMENT CORP.
Security ID: 90187B408 Ticker: TWO
Meeting Date: 16-May-19
1.1	Election of Directors	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
W.P. CAREY INC.
Security ID: 92936U109 Ticker: WPC
Meeting Date: 29-Oct-18
1
To approve issuance of validly issued, fully paid and non-assessable shares of W. P. Carey common stock, $0.001 par value per share, under Rule 312.03 of NYSE Listed Company Manual (the "Stock Issuance") in connection with consummation of the Merger, by and among Corporate Property Associates 17 - Global Incorporated ("CPA:17 - Global"), W. P. Carey, the ultimate parent of external manager of CPA:17 - Global, CPA:17 Merger Sub LLC, an indirect wholly owned subsidiary of W. P. Carey, and other parties thereto, and other transactions contemplated.
	Management	For	Voted - For
2
To consider and vote upon any adjournments or postponements of the W. P. Carey Special Meeting, including, without limitation, a motion to adjourn the special meeting to  another time for the purpose of soliciting additional proxies to approve the proposal above.
	Management	None	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Community Capital Trust

By:  /s/ David K. Downes
David K. Downes
President
Date: August 29, 2019